LEGAL CONTINGENCIES	12 Months Ended
Dec. 31, 2011
LEGAL CONTINGENCIES
NOTE 20 – LEGAL CONTINGENCIES

Various legal claims also arise from time to time in the normal course of business which, in the opinion of management, will have no material effect on the Company’s consolidated financial statements.